Property and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	March 31, 2021	December 31, 2020
	(unaudited)
Computer equipment	$866,459	$866,459
Website development	3,076,323	3,076,323
Furniture and fixtures	47,463	47,463
Total property and equipment	3,990,245	3,990,245
Less: Accumulated depreciation	(3,783,248)	(3,734,468)
Total property and equipment, net	$206,997	$255,777

	December 31,
	2020	2019
Computer equipment	$866,459	$3,706,017
Website development	3,076,323	3,076,323
Furniture and fixtures	47,463	89,027
Leasehold improvements	—	32,726
Total property and equipment	3,990,245	6,904,093
Less: Accumulated depreciation	(3,734,468)	(6,284,034)
Total property and equipment, net	$255,777	$620,059